Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	¥ 1,064,254	¥ 519,750
Changes from financing cash flows	19,384	692,739
New leases	4,025	4,516
Interest expense	42,436	32,960
Increase arising from business combination		20,455
Changes in fair values	(426)	116,520
Conversion of convertible bonds to shares	(29,785)	(319,335)
New issuance of convertible bonds	251,594
Maturity of convertible bonds	(255,458)
Disposals	(4,396)	(4,733)
Disposal of subsidiaries (Note 5)	(10,633)
Reclassified as liabilities relating to assets classified as held for sale (Note 5)	(10,000)
Exchange differences	2,915	1,382
At December 31	1,073,910	1,064,254
Borrowings [Member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	754,774	503,155
Changes from financing cash flows	86,236	236,453
New leases	0	0
Interest expense	0	0
Increase arising from business combination		15,166
Changes in fair values	0	0
Conversion of convertible bonds to shares	0	0
New issuance of convertible bonds	0
Maturity of convertible bonds	0
Disposals	0	0
Disposal of subsidiaries (Note 5)	(6,965)
Reclassified as liabilities relating to assets classified as held for sale (Note 5)	(10,000)
Exchange differences	0	0
At December 31	824,045	754,774
Interest Payable [Member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	1,078	415
Changes from financing cash flows	(39,940)	(30,817)
New leases	0	0
Interest expense	40,047	31,480
Increase arising from business combination		0
Changes in fair values	0	0
Conversion of convertible bonds to shares	0	0
New issuance of convertible bonds	0
Maturity of convertible bonds	0
Disposals	0	0
Disposal of subsidiaries (Note 5)	0
Reclassified as liabilities relating to assets classified as held for sale (Note 5)	0
Exchange differences	0	0
At December 31	1,185	1,078
Lease liabilities [member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	14,090	16,180
Changes from financing cash flows	(6,063)	(7,945)
New leases	4,025	4,516
Interest expense	564	783
Increase arising from business combination		5,289
Changes in fair values	0	0
Conversion of convertible bonds to shares	0	0
New issuance of convertible bonds	0
Maturity of convertible bonds	0
Disposals	(4,396)	(4,733)
Disposal of subsidiaries (Note 5)	(3,668)
Reclassified as liabilities relating to assets classified as held for sale (Note 5)	0
Exchange differences	0	0
At December 31	4,552	14,090
Convertible bonds [Member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	272,684	0
Changes from financing cash flows	0	474,117
New leases	0	0
Interest expense	0	0
Increase arising from business combination		0
Changes in fair values	(426)	116,520
Conversion of convertible bonds to shares	(29,785)	(319,335)
New issuance of convertible bonds	251,594
Maturity of convertible bonds	(255,458)
Disposals	0	0
Disposal of subsidiaries (Note 5)	0
Reclassified as liabilities relating to assets classified as held for sale (Note 5)	0
Exchange differences	2,915	1,382
At December 31	241,524	272,684
Revenue Based Financing [Member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	21,628	0
Changes from financing cash flows	(20,849)	20,931
New leases	0	0
Interest expense	1,825	697
Increase arising from business combination		0
Changes in fair values	0	0
Conversion of convertible bonds to shares	0	0
New issuance of convertible bonds	0
Maturity of convertible bonds	0
Disposals	0	0
Disposal of subsidiaries (Note 5)	0
Reclassified as liabilities relating to assets classified as held for sale (Note 5)	0
Exchange differences	0	0
At December 31	¥ 2,604	¥ 21,628